SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Combination

Basis of Presentation and Combination

As used herein, “IAC,” “the Company,” “we,” “our” or “us” and similar terms refer to IAC/InterActiveCorp and its subsidiaries (unless the context requires otherwise).

The Company prepares its consolidated and combined financial statements (collectively referred to herein as “financial statements”) in accordance with U.S. generally accepted accounting principles (“GAAP”).

The Company’s financial statements were prepared on a consolidated basis beginning June 30, 2020 and on a combined basis for periods prior thereto. The difference in presentation is due to the fact that the final steps of the legal reorganization, including the contribution of all the entities that comprise the Company prior to the MTCH Separation, were not completed until June 30, 2020. The preparation of the financial statements on a combined basis for periods prior to June 30, 2020 allows for the financial statements to be presented on a consistent basis for all periods presented.

The historical combined financial statements of the Company have been derived from the historical accounting records of Old IAC. The combined financial statements reflect the historical financial position, results of operations and cash flows of the entities comprising the Company since their respective dates of acquisition by Old IAC and the allocation to the Company of certain Old IAC corporate expenses based on the historical accounting records of Old IAC through June 30, 2020. The consolidated financial statements include the accounts of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest. For the purpose of the combined financial statements, income taxes have been computed as if the entities comprising the Company filed tax returns on a standalone, separate basis for periods prior to the MTCH Separation.

All intercompany transactions and balances between and among the Company and its subsidiaries have been eliminated. All intercompany transactions between (i) the Company and (ii) Old IAC and its subsidiaries for periods prior to the MTCH Separation are considered to be effectively settled for cash at the time the transaction was recorded. The total net effect of the settlement of these intercompany transactions is reflected in the statement of cash flows as a financing activity and in the balance sheet as “Invested capital.”

In management’s opinion, the assumptions underlying the historical financial statements of the Company, including the basis on which the expenses have been allocated from Old IAC, are reasonable. However, the allocations may not reflect the expenses that the Company would have incurred as an independent, stand-alone company for the periods presented.

COVID-19 Update and Impairments

The impact on the Company from the COVID-19 outbreak, which has been declared a “pandemic” by the World Health Organization, has been varied. The extent to which developments related to the COVID-19 outbreak and measures designed to curb its spread continue to impact the Company’s business, financial condition and results of operations will depend on future developments, all of which are highly uncertain and many of which are beyond the Company’s control, including the speed of contagion, the development and implementation of effective preventative measures and possible treatments, the scope of governmental and other restrictions on travel, discretionary services and other activity, and public reactions to these developments. For example, these developments and measures have resulted in rapid and adverse changes to the operating environment in which we do business, as well as significant uncertainty concerning the near and long term economic ramifications of the COVID-19 outbreak, which have adversely impacted our ability to forecast our results and respond in a timely and effective manner to trends related to the COVID-19 outbreak. The longer the global outbreak and measures designed to curb the spread of the virus continue to adversely affect levels of consumer confidence, discretionary spending and the willingness of consumers to interact with other consumers, vendors and service providers face-to-face (and in turn, adversely affect demand for the Company’s various products and services), the greater the adverse impact is likely to be on the Company’s business, financial condition and results of operations and the more limited will be the Company’s ability to try and make up for delayed or lost revenues.

When COVID-19 first impacted the Company’s ANGI Homeservices business in the spring of 2020, ANGI Homeservices experienced a decline in demand for service requests, driven primarily by decreases in demand in certain categories of jobs (particularly discretionary indoor projects). Toward the end of the spring of 2020, ANGI Homeservices experienced a rebound in service requests, exceeding pre-COVID-19 growth levels, driven by increased demand from homeowners who spent more time at home due to measures taken to reduce the spread of COVID-19. ANGI Homeservices continued to experience strong demand for home services in the second half of 2020. However, many service professionals’ businesses have been adversely impacted by labor and material constraints and many service professionals have limited capacity to take on new business, which has negatively impacted ANGI Homeservices’ ability to monetize this increased level of service requests. Vimeo has seen strong revenue growth as the demand for communication via video has increased due to the pandemic. The Search segment has experienced a decline in revenue due, in part, to the decrease in advertising rates due to the impact of COVID-19, which decrease in rates was more significant earlier in the year.

In the quarter ended March 31, 2020, the Company determined that the effects of COVID-19 were an indicator of possible impairment for certain of its assets and identified the following impairments:

●	a $212.0 million impairment related to the goodwill of the Desktop reporting unit;
●	a $21.4 million impairment related to certain indefinite-lived intangible assets of the Desktop reporting unit;
●	a $51.5 million impairment of certain equity securities without readily determinable fair values; and
●	a $7.5 million impairment of a note receivable and a warrant related to certain investees.

In the quarter ended September 30, 2020, the Company reassessed the fair values of the Desktop reporting unit and the related indefinite-lived intangible assets and recorded impairments equal to the remaining carrying value of the goodwill of $53.2 million and $10.8 million related to the intangible assets. The reduction in the Company’s fair value estimates of the Desktop business in the first and third quarters of 2020 was primarily due to lower consumer queries, increasing challenges in monetization and the reduced ability to market profitably due to browser policy changes implemented by Google and other browsers. The effects of COVID-19 on monetization were an additional factor. Refer to “Certain Risks and Concentrations—Services Agreement with Google” for additional information.

There were no additional impairments identified during the year ended December 31, 2020.

In addition, the United States, which represents 80% of the Company’s revenue for the year ended December 31, 2020, experienced a significant resurgence of the coronavirus and with record levels of COVID-19 infections being reported during the fourth quarter of 2020 and continuing into the first quarter of 2021. Europe, which is the second largest market for the Company’s products and services, has also seen a dramatic resurgence in COVID-19. This resurgence and the measures designed to curb its spread could materially and adversely affect our business, financial condition and results of operations.

Accounting Estimates

Accounting Estimates

Management of the Company is required to make certain estimates, judgments and assumptions during the preparation of its financial statements in accordance with GAAP. These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of assets and liabilities. Actual results could differ from these estimates.

On an ongoing basis, the Company evaluates its estimates, judgments and assumptions, including those related to: the fair values of cash equivalents and marketable debt and equity securities; the carrying value of accounts receivable, including the determination of the allowance for credit losses; the determination of revenue reserves; the determination of the customer relationship period for certain costs to obtain a contract with a customer; the carrying value of right-of-use assets (“ROU assets”); the useful lives and recoverability of building, capitalized software, leasehold improvements and equipment and definite-lived intangible assets; the recoverability of goodwill and indefinite-lived intangible assets; the fair value of equity securities without readily determinable fair values; contingencies; the fair value of acquisition-related contingent consideration arrangements; unrecognized tax benefits; the valuation allowance for deferred income tax assets; and the fair value of and forfeiture rates for stock-based awards, among others. The Company bases its estimates, judgments and assumptions on historical experience, its forecasts and budgets and other factors that the Company considers relevant.

Accounting for Investments in Equity Securities

Accounting for Investments in Equity Securities

Investments in equity securities, other than those of the Company’s consolidated subsidiaries and those accounted for under the equity method, if applicable, are accounted for at fair value or under the measurement alternative of

Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, with any changes to fair value recognized within other (expense) income, net each reporting period. Under the measurement alternative, equity investments without readily determinable fair values are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar securities of the same issuer; value is generally determined based on a market approach as of the transaction date. A security will be considered identical or similar if it has identical or similar rights to the equity securities held by the Company. The Company reviews its investments in equity securities without readily determinable fair values for impairment each reporting period when there are qualitative factors or events that indicate possible impairment. Factors the Company considers in making this determination include negative changes in industry and market conditions, financial performance, business prospects, and other relevant events and factors. When indicators of impairment exist, the Company prepares quantitative assessments of the fair value of its investments in equity securities, which require judgment and the use of estimates. When the Company’s assessment indicates that the fair value of the investment is below its carrying value, the Company writes down the investment to its fair value and records the corresponding charge within other (expense) income, net. See “Note 6 - Financial Instruments and Fair Value Measurements” for additional information on the impairments of certain equity securities without readily determinable fair values recorded during the year ended December 31, 2020.

In the event the Company has investments in the common stock or in-substance common stock of entities in which the Company has the ability to exercise significant influence over the operating and financial matters of the investee, but does not have a controlling financial interest, are accounted for using the equity method and are included in “Long-term investments” in the accompanying balance sheet. At December 31, 2020, the Company has one investment accounted for using the equity method. At December 31, 2019, the Company did not have any investments accounted for using the equity method.

Revenue Recognition

Revenue Recognition

The Company accounts for a contract with a customer when it has approval and commitment from all parties, the rights of the parties and payment terms are identified, the contract has commercial substance and collectability of consideration is probable. Revenue is recognized when control of the promised services or goods is transferred to our customers and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services or goods.

The Company adopted ASU No. 2014-09, Revenue from Contracts with Customers, effective January 1, 2018 using the modified retrospective transition method for open contracts as of the date of initial application. The cumulative effect to the Company’s retained earnings at January 1, 2018 was an increase of $40.3 million, of which $3.4 million was related to the noncontrolling interest in ANGI; the adjustment to retained earnings was principally related to the Company’s ANGI segment and the Desktop business.

●	Within ANGI, the effect of the adoption of ASU No. 2014-09 was that commissions paid to employees pursuant to certain sales incentive programs, which represent the incremental direct costs of obtaining a service professional contract, are now capitalized and amortized over the estimated life of a service professional (also referred to as the estimated customer relationship period). These costs were expensed as incurred prior to January 1, 2018. The cumulative effect of the adoption of ASU No. 2014-09 was the establishment of a current and non-current asset for capitalized sales commissions of $29.7 million and $4.2 million, respectively, and a related deferred tax liability of $8.0 million, resulting in a net increase to retained earnings of $25.9 million on January 1, 2018.
●	Within the Desktop business, the primary effect of the adoption of ASU No. 2014-09 was to accelerate the recognition of the portion of the revenue of certain desktop applications sold by SlimWare that qualify as functional intellectual property (“functional IP”) under ASU No. 2014-09. This revenue was previously deferred and recognized over the applicable subscription term. The cumulative effect of the adoption of ASU No. 2014-09 for SlimWare was a reduction in deferred revenue of $20.3 million and the establishment of a deferred tax liability of $4.9 million, resulting in a net increase to retained earnings of $15.5 million on January 1, 2018.

The Company’s disaggregated revenue disclosures are presented in “Note 12—Segment Information.”

Transaction Price

The objective of determining the transaction price is to estimate the amount of consideration the Company is due in exchange for its services or goods, including amounts that are variable. The Company determines the total transaction price, including an estimate of any variable consideration, at contract inception and reassesses this estimate each reporting period.

The Company excludes from the measurement of transaction price all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers. Accordingly, such tax amounts are not included as a component of revenue or cost of revenue.

For contracts that have an original duration of one year or less, the Company uses the practical expedient available under ASU No. 2014-09, applicable to such contracts and does not consider the time value of money.

Arrangements with Multiple Performance Obligations

The Company’s contracts with customers may include multiple performance obligations. For such arrangements, the Company allocates revenue to each performance obligation based on its relative standalone selling price. The Company generally determines standalone selling prices based on the prices charged to customers, which are directly observable or based on an estimate if not directly observable. For our multiple performance obligation arrangements that include functional intellectual property (“IP”), which comprise the downloadable apps and software of the Desktop business, the Company uses a residual approach to determine standalone selling prices for the functional IP.

Assets Recognized from the Costs to Obtain a Contract with a Customer

The Company has determined that certain costs, primarily commissions paid to employees pursuant to certain sales incentive programs and mobile app store fees, meet the requirements to be capitalized as a cost of obtaining a contract. Commissions paid to employees pursuant to certain sales incentive programs are amortized over the estimated customer relationship period. The Company calculates the estimated customer relationship period as the average customer life, which is based on historical data. When customer renewals are expected and the renewal commission is not commensurate with the initial commission, the average customer life includes renewal periods. For sales incentive programs where the customer relationship period is one year or less, the Company has elected the practical expedient to expense the costs as incurred. The Company generally capitalizes and amortizes mobile app store fees over the term of the applicable subscription.

During the years ended December 31, 2020, 2019 and 2018, the Company recognized expense of $109.0 million, $99.8 million and $70.6 million related to the amortization of these costs. The current contract asset balances are $61.5 million, $43.1 million and $40.6 million at December 31, 2020, 2019 and 2018, respectively. The non-current contract asset balances are $9.3 million, $6.2 million and $4.5 million at December 31, 2020, 2019 and 2018, respectively. The current and non-current contract assets are included in “Other current assets” and “Other non-current assets,” respectively, in the accompanying balance sheet.

Performance Obligations

As permitted under the practical expedient available under ASU No. 2014-09, the Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less,

(ii) contracts with variable consideration that is allocated entirely to unsatisfied performance obligations or to a wholly unsatisfied promise accounted for under the series guidance, and (iii) contracts for which the Company recognizes revenue at the amount which it has the right to invoice for services performed.

ANGI Homeservices

ANGI revenue is primarily derived from consumer connection revenue, which comprises fees paid by HomeAdvisor service professionals for consumer matches (regardless of whether the service professional ultimately provides the requested service) and revenue from completed jobs sourced through the HomeAdvisor and Handy platforms. Consumer connection revenue varies based upon several factors, including the service requested, product experience offered and geographic location of service. The Company’s consumer connection revenue is generated and recognized when an in-network service professional is delivered a consumer match or when a job sourced through the HomeAdvisor and Handy platforms are completed. Consumer connection revenue is generally billed one week following a consumer match, with payment due upon receipt of invoice or collected when a consumer schedules a job through the HomeAdvisor and Handy platforms. The Company maintains revenue reserves for potential credits for services provided by Handy service professionals to consumers.

ANGI revenue is also derived from (i) sales of time-based website, mobile and call center advertising to service professionals, (ii) HomeAdvisor service professional membership subscription fees, (iii) membership subscription fees from consumers and (iv) service warranty subscription and other services. Angie’s List service professionals generally pay for advertisements in advance on a monthly or annual basis at the option of the service professional, with the average advertising contract term being approximately one year. Angie’s List website, mobile and call center advertising revenue is recognized ratably over the contract term. Revenue from the sale of advertising in the Angie’s List Magazine is recognized in the period in which the publication is distributed. Service professional membership subscription revenue is initially deferred and is recognized using the straight-line method over the applicable subscription period, which is typically one year. Angie’s List prepaid consumer membership subscription fees are recognized as revenue using the straight-line method over the term of the applicable subscription period, which is typically one year.

Prior to January 1, 2020, ANGI’s Handy business recorded revenue on a net basis. Effective January 1, 2020, ANGI modified the Handy terms and conditions so that Handy, rather than the service professional, has the contractual relationship with the consumer to deliver the service and Handy, rather than the consumer, has the contractual relationship with the service professional. Consumers request services and pay for such services directly through the Handy platform and then Handy fulfills the request with independently established home services providers engaged in a trade, occupation and/or business that customarily provides such services. This change in contractual terms requires gross revenue accounting treatment effective January 1, 2020. Also, in the case of certain tasks, HomeAdvisor provides a pre-priced product offering, pursuant to which consumers can request services through a HomeAdvisor platform and pay HomeAdvisor for the services directly. HomeAdvisor then fulfills the request with independently established home services providers engaged in a trade, occupation and/or business that customarily provides such services. Revenue from HomeAdvisor’s pre-priced product offering is also recorded on a gross basis effective January 1, 2020. The change to gross revenue reporting for Handy and HomeAdvisor’s pre-priced product offering, effective January 1, 2020, resulted in an increase in revenue of $73.8 million during the year ended December 31, 2020.

Vimeo

Vimeo revenue is derived primarily from annual and monthly SaaS subscription fees paid by subscribers for self-serve and enterprise subscription plans. Subscription revenue is recognized over the terms of the applicable subscription period, which range from one month to three years. The most common subscription is an annual subscription.

Dotdash

Dotdash revenue consists principally of display advertising revenue and performance marketing revenue. Display advertising revenue is generated primarily through digital display advertisements sold directly by our sales team and through programmatic advertising networks. Performance marketing revenue includes affiliate commerce and performance marketing commissions. Affiliate commerce commission revenue is generated when Dotdash refers users to commerce partner websites resulting in a purchase or transaction. Performance marketing commissions are generated on a cost-per-click or cost-per-action basis.

Search

Ask Media Group revenue consists principally of advertising revenue generated principally through the display of paid listings in response to search queries, as well as from display advertisements appearing alongside content on its various websites and, to a lesser extent, affiliate commerce commission revenue. Paid listings are advertisements displayed on search results pages that generally contain a link to advertiser websites. The majority of the paid listings displayed by Ask Media Group is supplied to us by Google Inc. (“Google”) pursuant to our services agreement with Google. Pursuant to this agreement, Ask Media Group businesses transmit search queries to Google, which in turn transmits a set of relevant and responsive paid listings back to these businesses for display in search results. This ad-serving process occurs independently of, but concurrently with, the generation of algorithmic search results for the same search queries. Google paid listings are displayed separately from algorithmic search results and are identified as sponsored listings on search results pages. Paid listings are priced on a price per click basis and when a user submits a search query through an Ask Media Group business and then clicks on a Google paid listing displayed in response to the query, Google bills the advertiser that purchased the paid listing and shares a portion of the fee charged to the advertiser with the Ask Media Group business. The Company recognizes paid listing revenue from Google when it delivers the user’s click. In cases where the user’s click is generated due to the efforts of a third-party distributor, we recognize the amount due from Google as revenue and record a revenue share or other payment obligation to the third-party distributor as traffic acquisition costs.

Revenue from display advertising is generated through advertisements sold through programmatic advertising networks. Affiliate commerce commission revenue is generated when an Ask Media Group property refers users to commerce partner websites resulting in a purchase or transaction.

Desktop revenue largely consists of advertising revenue generated principally through the display of paid listings in response to search queries. The majority of the paid listings displayed are supplied to us by Google in the manner, and pursuant to the services agreement with Google, described above. To a lesser extent, Desktop revenue also includes fees paid by subscribers for downloadable desktop applications as well as display advertisements. Fees related to subscription downloadable desktop applications are generally recognized over the term of the applicable subscription period, which is primarily one or two years. Fees related to display advertisements are recognized when an advertisement is displayed.

Emerging & Other

Mosaic Group revenue consists primarily of fees paid by subscribers for downloadable mobile applications distributed through the Apple App Store and Google Play Store and directly from consumers, as well as display advertisements. Fees related to subscription downloadable mobile applications are generally recognized either over the term of the subscription period, which is up to one year, for those applications that must be connected to our servers to function, or at the time of the sale when the software license is delivered. Fees related to display advertisements are recognized when an advertisement is displayed.

Care.com generates revenue primarily through subscription fees from families and caregivers for its suite of products and services, as well as through annual contracts with corporate employers who provide access to Care.com’s suite of products and services as an employee benefit and through contracts with businesses that recruit employees through its platform.

Bluecrew revenue consists of service revenue, which is generated through staffing workers and recognized as control of the promised services is transferred to our customers.

The Daily Beast revenue consists of advertising revenue, which is generated primarily through display advertisements (sold directly and through programmatic ad sales), and to a lesser extent, affiliate commerce commission revenue.

NurseFly revenue consists of subscription revenue, which is generated through recruiting agencies that seek access to qualified healthcare professionals and is recognized at the earlier of the full delivery of the promised services or the length of the subscription period.

Revenue of IAC Films and College Humor Media, which was sold in the first quarter of 2020, is generated primarily through media production and distribution and advertising. Production revenue is recognized when control is transferred to the customer to broadcast or exhibit, and advertising revenue is recognized when an advertisement is displayed or over the advertising period.

Accounts Receivables, Net of the Allowance for Credit Losses and Revenue Reserves

Accounts receivable include amounts billed and currently due from customers. The allowance for credit losses is based upon a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the specific customer’s ability to pay its obligation and any other forward-looking data regarding customers’ ability to pay which may be available. The time between the Company issuance of an invoice and payment due date is not significant; customer payments that are not collected in advance of the transfer of promised services or goods are generally due no later than 30 days from invoice date. The Company also maintains allowances to reserve for potential credits issued to consumers or other revenue adjustments. The amounts of these reserves are based primarily upon historical experience.

Credit Losses and Revenue Reserve

The following table presents the changes in the allowance for credit losses for the year ended December 31, 2020:

December 31, 2020
(In thousands)
Balance at January 1	$20,257
Current period provision for credit losses	80,765
Write-offs charged against the allowance	(75,815)
Recoveries collected	2,447
Balance at December 31	$27,654

The revenue reserve was $2.1 million and $3.9 million at December 31, 2020 and 2019, respectively. The total allowance for credit losses and revenue reserve was $29.7 million and $24.1 million as of December 31, 2020 and 2019, respectively.

Deferred Revenue

Deferred revenue consists of payments that are received or are contractually due in advance of the Company’s performance. The Company’s deferred revenue is reported on a contract by contract basis at the end of each reporting period. The Company classifies deferred revenue as current when the term of the applicable subscription period or expected completion of its performance obligation is one year or less. The current and non-current deferred revenue balances are $178.6 million and $1.3 million, respectively, at December 31, 2019 and $150.1 million and $1.7 million, respectively, at December 31, 2018. During the year ended December 31, 2019, the Company recognized $146.5 million of revenue that was included in the deferred revenue balance as of December 31, 2018. During the year ended December 31, 2020, the Company recognized $170.7 million of revenue that was included in the deferred revenue balance as of December 31, 2019. The current and non-current deferred revenue balances are $275.1 million and $1.5 million, respectively, at December 31, 2020. Non-current deferred revenue is included in “Other long-term liabilities” in the accompanying balance sheet.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and short-term investments, with maturities of less than 91 days from the date of purchase. Domestically, cash equivalents primarily consist of AAA rated government money market funds, treasury discount notes and time deposits. Internationally, cash equivalents primarily consist of AAA rated government money market funds and time deposits.

Investments in Debt Securities

Investments in Debt Securities

The Company invests in marketable debt securities with active secondary or resale markets to ensure portfolio liquidity to fund current operations or satisfy other cash requirements as needed. Marketable debt securities are adjusted to fair value each quarter, and the unrealized gains and losses, net of tax, are included in accumulated other comprehensive income (loss) as a separate component of shareholders’ equity. The specific-identification method is used to determine the cost of debt securities sold and the amount of unrealized gains and losses reclassified out of accumulated other comprehensive income (loss) into earnings. The Company also invests in non-marketable debt securities as part of its investment strategy. We review our debt securities for impairment each reporting period. The Company recognizes an unrealized loss on debt securities in net earnings when the impairment is determined to be other-than-temporary. Factors we consider in making such determination include the duration, severity and reason for the decline in value and the potential recovery and our intent to sell the debt security. We also consider whether we will be required to sell the security before recovery of its amortized cost basis and whether the amortized cost basis cannot be recovered because of credit losses. If an impairment is considered to be other-than-temporary, the debt security will be written down to its fair value and the loss will be recognized within other (expense) income, net. At December 31, 2020 marketable debt securities consist of treasury discount notes. There were no marketable debt securities at December 31, 2019.

Certain Risks and Concentration Services Agreement with Google (the "Services Agreement")

Certain Risks and Concentrations—Services Agreement with Google (the “Services Agreement”)

A meaningful portion of the Company’s revenue (and a substantial portion of IAC’s net cash from operations that it can freely access) is attributable to the Services Agreement. In addition, the Company earns certain other advertising revenue from Google that is not attributable to the Services Agreement. For the years ended December 31, 2020, 2019 and 2018, total revenue earned from Google was $556.4 million, $733.5 million and $825.2 million, respectively, representing 18%, 27%, and 33%, respectively, of the Company’s total revenue. The related accounts receivable totaled $61.9 million and $53.0 million at December 31, 2020 and 2019, respectively.

The total revenue earned from the Services Agreement for the years ended December 31, 2020, 2019 and 2018, was $498.3 million, $677.0 million and $765.6 million, respectively, representing 16%, 25% and 30%, respectively, of the Company’s total revenue.

The revenue attributable to the Services Agreement is earned by the Desktop business and Ask Media Group, both within the Search segment. For the years ended December 31, 2020, 2019 and 2018, revenue earned from the Services Agreement was $153.5 million, $291.1 million and $426.5 million, respectively, within the Desktop business and $344.8 million, $385.9 million and $339.0 million, respectively, within Ask Media Group.

The Services Agreement expires on March 31, 2023; provided that during each September, either party may, after discussion with the other party, terminate the Services Agreement, effective on September 30 of the year following the year such notice is given. Neither party gave notice to the other party to terminate the Services Agreement pursuant to this provision in September 2020. The Services Agreement requires that the Company comply with certain guidelines promulgated by Google. Google may generally unilaterally update its policies and guidelines without advance notice. These updates may be specific to the Services Agreement or could be more general and thereby impact the Company as well as other companies. These policy and guideline updates have in the past and could in the future require modifications to, or prohibit and/or render obsolete certain of our products, services and/or business practices, which have been and could be costly to address and have had or otherwise could have an adverse effect on our financial condition and results of operations. As described below, Google has made changes to the policies under the Services Agreement and has also made industry-wide changes that have negatively impacted the Desktop business and it may do so in the future.

Certain industry-wide policy changes became effective on July 1, 2019 and August 27, 2020. These industry-wide changes, combined with other changes to policies under the Services Agreement during the second half of 2019, have had a negative impact on the historical and expected future results of operations of the Desktop business. In addition, at multiple times during the fourth quarter of 2020, Google suspended services with respect to some of IAC’s products and may do so in the future. The Desktop business elected to modify certain marketing strategies in early January 2021. This is expected to further reduce the revenue and profitability of the Desktop business in 2021.

The reduction in revenue and profitability was the primary factor in the goodwill and indefinite-lived intangible asset impairments related to the Desktop business recorded in the year ended December 31, 2020 of $265.1 million and $32.2 million respectively. The impact of COVD-19 was an additional factor.

Credit Risk

Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents. Cash and cash equivalents are maintained with financial institutions and are in excess of Federal Deposit Insurance Corporation insurance limits.

Other Risks

The Company is subject to certain risks and concentrations including dependence on third-party technology providers, exposure to risks associated with online commerce security and credit card fraud.

Building, Capitalized Software, Leasehold Improvements and Equipment

Building, Capitalized Software, Leasehold Improvements and Equipment

Building, capitalized software, leasehold improvements and equipment are recorded at cost. Repairs and maintenance costs are expensed as incurred. Amortization of leasehold improvements, which is included within depreciation within the statement of operations, and depreciation is computed using the straight-line method over the estimated useful lives of the assets, or, in the case of leasehold improvements, the lease term, if shorter.

Estimated
Asset Category	Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Capitalized software and computer equipment	2 to 3 Years
Furniture and other equipment	3 to 12 Years

The Company capitalizes certain internal use software costs including external direct costs utilized in developing or obtaining the software and compensation for personnel directly associated with the development of the software. Capitalization of such costs begins when the preliminary project stage is complete and ceases when the project is substantially complete and ready for its intended purpose. The net book value of capitalized internal use software is $68.0 million and $56.3 million at December 31, 2020 and 2019, respectively.

Business Combinations and Contingent Consideration Arrangements

Business Combinations and Contingent Consideration Arrangements

The purchase price of each acquisition is attributed to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, including identifiable intangible assets that either arise from a contractual or legal right or are separable from goodwill. The Company usually obtains the assistance of outside valuation experts to assist in the allocation of purchase price to the identifiable intangible assets acquired. While outside valuation experts may be used, management has ultimate responsibility for the valuation methods, models and inputs used and the resulting purchase price allocation. The excess purchase price over the value of net tangible and identifiable intangible assets acquired is recorded as goodwill and is assigned to the reporting unit(s) that is expected to benefit from the business combination as of the acquisition date.

In connection with certain business combinations, the Company has entered into contingent consideration arrangements that are determined to be part of the purchase price. Each of these arrangements is initially recorded at its fair value at the time of the acquisition and reflected at current fair value for each subsequent reporting period thereafter until settled. Generally, our contingent consideration arrangements are based upon financial performance and/or operating metric targets. The Company generally determines the fair value of the contingent consideration arrangements by using probability-weighted analyses to determine the amounts of the gross liability, and, if the arrangement is long-term in nature, applying a discount rate that appropriately captures the risk associated with the obligation to determine the net amount reflected in the financial statements. Significant changes in forecasted earnings or operating metrics would result in a significantly higher or lower fair value measurement. The changes in the remeasured fair value of the contingent consideration arrangements during each reporting period, including the accretion of the discount, if applicable, are recognized in “General and administrative expense” in the accompanying statement of operations. See “Note 6—Financial Instruments and Fair Value Measurements” for a discussion of contingent consideration arrangements.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and Indefinite-Lived Intangible Assets

The Company assesses goodwill and indefinite-lived intangible assets for impairment annually at October 1 or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value.

When the Company elects to perform a qualitative assessment and concludes it is not more likely than not that the fair value of the reporting unit is less than its carrying value, no further assessment of that reporting unit’s goodwill is necessary; otherwise, a quantitative assessment is performed and the fair value of the reporting unit is determined. If the carrying value of the reporting unit exceeds its estimated fair value, a goodwill impairment equal to the excess is recorded.

For the Company’s annual goodwill test at October 1, 2020, a qualitative assessment of the ANGI, Vimeo, Care.com, Bluecrew and Nursefly reporting units’ goodwill was performed because the Company concluded it was more likely than not that the fair value of these reporting units was in excess of their respective carrying values. The primary factors that the Company considered in its qualitative assessment for each of these reporting units are described below:

●	ANGI’s October 1, 2020 market capitalization of $5.5 billion exceeded its carrying value by approximately $4.3 billion.
●	The Company prepared valuations of the Vimeo, Bluecrew and Nursefly reporting units primarily in connection with the issuance and/or settlement of equity awards that are denominated in the equity of these businesses during the year ended December 31, 2020. The valuations were prepared time proximate to, however, not as of, October 1, 2020. The fair value of each of these businesses was in excess of its October 1, 2020 carrying value.
●	The primary factors the Company considered in its qualitative assessment of the Care.com reporting unit were the strong forecasted operating performance of the Care.com reporting unit and the excess of estimated fair value based upon the purchase price at acquisition over the carrying value at October 1, 2020.

For the Company’s annual goodwill test at October 1, 2020, the Company quantitatively tested the Mosaic Group reporting unit. The Company’s quantitative test indicated that there was no impairment. The Company’s Dotdash, Ask Media Group, Desktop, The Daily Beast and IAC Films reporting units have no goodwill as of October 1, 2020.

The aggregate carrying value of goodwill for which the most recent estimate of the excess of fair value over carrying value is less than 20% is approximately $759.5 million.

The fair value of the Company’s reporting units (except for ANGI described above) is determined using both an income approach based on discounted cash flows (“DCF”) and a market approach when it tests goodwill for impairment, either on an interim basis or annual basis as of October 1 each year. The Company uses the same approach in determining the fair value of its businesses in connection with its non-public subsidiary denominated stock-based compensation plans, which can be a significant factor in the decision to apply the qualitative assessment rather than a quantitative test. Determining fair value using a DCF analysis requires the exercise of significant judgment with respect to several items, including the amount and timing of expected future cash flows and appropriate discount rates. The expected cash flows used in the DCF analyses are based on the Company’s most recent forecast and budget and, for years beyond the budget, the Company’s estimates, which are based, in part, on forecasted growth rates. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the expected future cash flows of the respective reporting units. Assumptions used in the DCF analyses, including the discount rate, are assessed based on each reporting unit’s current results and forecasted future performance, as well as macroeconomic and industry specific factors. The discount rates used in the quantitative test for determining the fair value of the Company’s reporting units was 15.0% in 2020 (for the Mosaic reporting unit) and 12.5% in 2019 (for the Desktop reporting unit). Determining fair value using a market approach considers multiples of financial metrics based on both acquisitions and trading multiples of a selected peer group of companies. From the comparable companies, a representative market multiple is determined which is applied to financial metrics to estimate the fair value of a reporting unit. To determine a peer group of companies for our respective reporting units, we considered companies relevant in terms of consumer use, monetization model, margin and growth characteristics, and brand strength operating in their respective sectors.

While the Company has the option to qualitatively assess whether it is more likely than not that the fair values of its indefinite-lived intangible assets are less than their carrying values, the Company’s policy is to determine the fair value of each of its indefinite-lived intangible assets annually as of October 1, in part, because the level of effort required to perform the quantitative and qualitative assessments is essentially equivalent. The Company determines the fair value of indefinite-lived intangible assets using an avoided royalty DCF valuation analysis. Significant judgments inherent in this analysis include the selection of appropriate royalty and discount rates and estimating the amount and timing of expected future cash flows. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the expected future cash flows generated by the respective intangible assets. The royalty rates used in the DCF analyses are based upon an estimate of the royalty rates that a market participant would pay to license the Company’s trade names and trademarks. The future cash flows are based on the Company’s most recent forecast and budget and, for years beyond the budget, the Company’s estimates, which are based, in part, on forecasted growth rates. Assumptions used in the avoided royalty DCF analyses, including the discount rate and royalty rate, are assessed annually based on the actual and projected cash flows related to the asset, as well as macroeconomic and industry specific factors. The discount rates used in the Company’s annual indefinite-lived impairment assessment ranged from 11.5% to 25.0% in 2020 and 11.5% to 27.5% in 2019, and the royalty rates used in both 2020 and 2019 ranged from 1.0% to 5.5%.

If the carrying value of an indefinite-lived intangible asset exceeds its estimated fair value, an impairment equal to the excess is recorded. There are no indefinite-lived intangible assets for which the most recent estimate of the excess fair value over carrying value is less than 20%.

In the quarter ended March 31, 2020, the Company determined that the effects of COVID-19 were an indicator of possible impairment for certain of its reporting units and indefinite-lived intangible assets and identified impairments of $212.0 million and $21.4 million related to the goodwill and certain indefinite-lived intangible assets, respectively, of the Desktop reporting unit.

In the quarter ended September 30, 2020, the Company reassessed the fair values of the Desktop reporting unit and the related indefinite-lived intangible assets and recorded impairments equal to the remaining carrying value of the goodwill of $53.2 million and $10.8 million related to the intangible assets. The reduction in the Company’s fair value estimates of the Desktop business in the first and third quarters of 2020 was primarily due to lower consumer queries, increasing challenges in monetization and the reduced ability to market profitably due to policy changes implemented by Google and other browsers. The effects of COVID-19 on monetization were an additional factor.

The October 1, 2020 annual assessment of goodwill and indefinite-lived intangible assets did not identify any additional impairments.

The October 1, 2019 annual assessment of goodwill and indefinite-lived intangible assets identified a $3.3 million goodwill impairment charge and $0.7 million trade name impairment both related to the College Humor Media business.

The October 1, 2018 annual assessment of goodwill did not identify any impairments. The 2018 annual assessment of indefinite-lived intangible assets identified impairment charges of $27.7 million and $1.1 million related to certain Desktop and College Humor Media indefinite-lived trade names, respectively. The indefinite-lived intangible asset impairment charge at Desktop was due to Google’s policy changes related to its Chrome browser which became effective on September 12, 2018 and have negatively impacted the distribution of the Company’s B2C downloadable desktop products. The impairment charge related to the B2C trade name was identified in the Company’s IAC’s annual impairment assessment as of October 1, 2018 and reflects the projected reduction in profits and revenues and the resultant reduction in the assumed royalty rate from these policy changes. The impairment charges are included in “Amortization of intangibles” in the accompanying statement of operations.

The Company’s operating segments are ANGI, Vimeo, Dotdash and Search, which are also reportable segments, and within its Emerging & Other reportable segment, Mosaic Group, Care.com, Bluecrew, Nursefly, The Daily Beast and IAC Films. The Company’s reporting units are consistent with its operating segments, with the exception of Desktop and Ask Media Group, which are separate reporting units within the Search operating segment. Goodwill is tested for impairment at the reporting unit level. See “Note 12—Segment Information” for additional information regarding the Company’s method of determining operating and reportable segments.

Long-Lived Assets and Intangible Assets with Definite Lives

Long-Lived Assets and Intangible Assets with Definite Lives

Long-lived assets, which consist of ROU assets, building, capitalized software, leasehold improvements and equipment, and intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value. Amortization of definite-lived intangible assets is computed either on a straight-line basis or based on the pattern in which the economic benefits of the asset are expected to be realized.

Fair Value Measurements

Fair Value Measurements

The Company categorizes its financial instruments measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:

●	Level 1: Observable inputs obtained from independent sources, such as quoted market prices for identical assets and liabilities in active markets.
●	Level 2: Other inputs, which are observable directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets, quoted market prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data. The fair values of the Company’s Level 2 financial assets are primarily obtained from observable market prices for identical underlying securities that may not be actively traded. Certain of these securities may have different market prices from multiple market data sources, in which case an average market price is used.
●	Level 3: Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities. See “Note 6—Financial Instruments and Fair Value Measurements” for a discussion of fair value measurements made using Level 3 inputs.

The Company’s non-financial assets, such as goodwill, intangible assets, ROU assets and property and equipment are adjusted to fair value only when an impairment is recognized. The Company’s financial assets, comprising equity securities without readily determinable fair values, are adjusted to fair value when observable price changes are identified or an impairment is recognized. Such fair value measurements are based predominantly on Level 3 inputs.

Advertising Costs

Advertising Costs

Advertising costs are expensed in the period incurred (when the advertisement first runs for production costs that are initially capitalized) and represent online marketing, including fees paid to search engines, social media sites and third parties that distribute our B2C downloadable applications, offline marketing, which is primarily television advertising, and partner-related payments to those who direct traffic to the brands within our ANGI segment. Advertising expense is $862.2 million, $855.2 million and $798.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company capitalizes and amortizes the costs associated with certain distribution arrangements that require us to pay a fee per access point delivered. These access points are generally in the form of downloadable applications associated with our direct-to consumer operations. These fees are amortized over the estimated useful lives of the access points to the extent the Company can reasonably estimate a probable future economic benefit and the period over which such benefit will be realized (generally 18 months). Otherwise, the fees are charged to expense as incurred.

Legal Costs	Legal Costs Legal costs are expensed as incurred.
Income Taxes

Income Taxes

The Company was included within Old IAC’s tax group for purposes of federal and consolidated state income tax return filings through June 30, 2020, the date of the MTCH Separation. For periods prior thereto, the income tax benefit and/or provision was computed for the Company on an as if standalone, separate return basis and payments to and refunds from Old IAC for the Company’s share of Old IAC’s consolidated federal and state tax return liabilities/receivables calculated on this basis have been reflected within cash flows from operating activities in the accompanying statement of cash flows.

The Company accounts for income taxes under the liability method, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided if it is determined that it is more likely than not that the deferred tax asset will not be realized. The Company records interest, net of any applicable related income tax benefit, on potential income tax contingencies as a component of income tax expense.

The Company evaluates and accounts for uncertain tax positions using a two-step approach. Recognition (step one) occurs when the Company concludes that a tax position, based solely on its technical merits, is more-likely-than-not to be sustainable upon examination. Measurement (step two) determines the amount of benefit that is greater than 50% likely to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. De-recognition of a tax position that was previously recognized would occur when the Company subsequently determines that a tax position no longer meets the more-likely-than-not threshold of being sustained.

Earnings Per Share

Earnings Per Share

Basic earnings per share is computed by dividing net earnings attributable to IAC shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vested resulting in the issuance of common stock that could share in the earnings of the Company. For periods prior to the MTCH Separation, the Company calculated basic and diluted earnings per share using the shares issued on June 30, 2020, the date of the MTCH Separation. See “Note 10—Earnings Per Share” for additional information on dilutive securities.

Foreign Currency Translation and Transaction Gains and Losses

Foreign Currency Translation and Transaction Gains and Losses

The financial position and operating results of foreign entities whose primary economic environment is based on their local currency are consolidated using the local currency as the functional currency. These local currency assets and liabilities are translated at the rates of exchange as of the balance sheet date, and local currency revenue and expenses of these operations are translated at average rates of exchange during the period. Translation gains and losses are included in accumulated other comprehensive income as a component of shareholders’ and parent’s equity. Transaction gains and losses resulting from assets and liabilities denominated in a currency other than the functional currency are included in the statement of operations as a component of other (expense) income, net. See “Note 17—Financial Statement Details” for additional information regarding foreign currency exchange gains and losses.

Translation gains and losses relating to foreign entities that are liquidated or substantially liquidated are reclassified out of accumulated other comprehensive income (loss) into earnings. During the years ended December 31, 2020 and 2018, a gain of $0.1 million and a loss of $0.1 million, respectively, were reclassified into earning, and were included in “Other (expense) income, net” in the accompanying statement of operations. There were no such gains or losses for the year ended December 31, 2019.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation is measured at the grant date based on the fair value of the award and is generally expensed over the requisite service period. See “Note 11—Stock-based Compensation” for a discussion of the Company’s stock-based compensation plans.

Redeemable Noncontrolling Interests

Redeemable Noncontrolling Interests

Noncontrolling interests in the subsidiaries of the Company are ordinarily reported on the balance sheet within shareholders’ equity, separately from the Company’s equity. However, securities that are redeemable at the option of the holder and not solely within the control of the issuer must be classified outside of shareholders’ equity. Accordingly, all noncontrolling interests that are redeemable at the option of the holder are presented outside of shareholders’ and parents’ equity in the accompanying balance sheet.

In connection with the acquisition of certain subsidiaries, management of these businesses has retained an ownership interest. The Company is party to fair value put and call arrangements with respect to these interests. These put and call arrangements allow management of these businesses to require the Company to purchase their interests or allow the Company to acquire such interests at fair value, respectively. The put arrangements do not meet the definition of a derivative instrument as the put agreements do not provide for net settlement. These put and call arrangements become exercisable by the Company and the counter-party at various dates in the future. One of these arrangements was exercised during both of the years ended December 31, 2020 and 2019 and two of these arrangements were exercised during the year ended December 31, 2018. These put arrangements are exercisable by the counter-party outside the control of the Company. Accordingly, to the extent that the fair value of these interests exceeds the value determined by normal noncontrolling interest accounting, the value of such interests is adjusted to fair value with a corresponding adjustment to additional paid-in capital or invested capital. During the years ended December 31, 2020, 2019 and 2018, the Company recorded adjustments of $183.3 million, $11.6 million and $6.6 million, respectively, to increase these interests to fair value. Fair value determinations require high levels of judgment and are based on various valuation techniques, including market comparables and discounted cash flow projections.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting Pronouncements Adopted by IAC

ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments

The Company adopted ASU No. 2016-13 effective January 1, 2020. ASU No. 2016-13 replaces the “incurred loss” approach with an “expected loss” model, under which companies will recognize allowances based on expected rather than incurred losses. The Company adopted ASU No. 2016-13 using the modified retrospective approach and there was no cumulative effect arising from the adoption. The adoption of ASU No. 2016-13 did not have a material impact on the Company’s financial statements.

ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes

The Company adopted ASU No. 2019-12 effective January 1, 2020, which simplifies the accounting for income taxes, eliminates certain exceptions within ASC 740, Income Taxes, and clarifies certain aspects of the current guidance to promote consistency among reporting entities. Most amendments within ASU No. 2019-12 are required to be applied on a prospective basis, while certain amendments must be applied on a retrospective or modified retrospective basis. The Company adopted ASU No. 2019-12 on January 1, 2020 using the modified retrospective basis for those amendments that are not applied on a prospective basis. The adoption of ASU No. 2019-12 did not have a material impact on the Company’s financial statements.

Accounting Pronouncements Not Yet Adopted by IAC

There are no recently issued accounting pronouncements that have not yet been adopted that are expected to have a material effect on the results of operations, financial condition or cash flows of the Company.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform to the current year presentation.